Accounts Receivable, Net - Accounts Receivable, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounts Receivable, Net, Current [Abstract]
Accounts receivable, gross		¥ 14,403	¥ 7,236
Less: allowance for doubtful accounts		0	0
Accounts receivable, net	$ 2,095	¥ 14,403	¥ 7,236